GOODWILL AND OTHER INTANGIBLE ASSETS - Changes to Goodwill (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Dec. 28, 2012 Successor Interline Brands, Inc. [Member]	Dec. 27, 2013 Successor Interline Brands, Inc. [Member]	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor	Dec. 28, 2012 Predecessor	Sep. 07, 2012 Predecessor Interline Brands, Inc. [Member]	Dec. 30, 2011 Predecessor Interline Brands, Inc. [Member]
Goodwill [Roll Forward]
Balance at beginning of period	$ 0	$ 486,439			$ 344,478	$ 341,168	$ 344,478
Acquired goodwill	19,054	0	467,385	0	1,547	3,732		0	0
Purchase price adjustments	0	0			0	(422)
Balance at end of period	$ 486,439	$ 486,439			$ 346,025	$ 344,478	$ 344,478